February 29, 2012

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:  VANGUARD INTERNATIONAL EQUITY INDEX FUNDS (THE TRUST)

FILE NO.  33-32548

Ladies and Gentlemen:

Enclosed is the 82nd Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this filing are (1) to remove the purchase fee and to make changes to the redemption fee for Vanguard Emerging Markets Stock Index Fund, a series of the above mentioned Trust, and (2) to affect a number of non-material editorial changes.

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we request that this Amendment be declared effective on April 28, 2012. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

Please contact me at (610) 669-1538 with comments concerning the enclosed Amendment.

Sincerely,

Judith L. Gaines

Associate Counsel

The Vanguard Group, Inc.

cc: Brion Thompson, Esq.

       U.S. Securities and Exchange Commission

Enclosures